MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION [Abstract]
Minimum annual appropriations to general reserve fund, as a percent of after-tax profits.	10.00%
Balance of PRC subsidiaries reserves	$ 14,764	$ 14,299
Restricted capital and reserves	$ 113,970	$ 113,505